Shareholders' Equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 4,352	€ 1,910	€ 3,428
Gross revaluation	5,728	6,619	(3,449)
Shadow accounting adjustment	(2,738)	(3,142)	1,304
Net (gains) / losses transferred to income statement	13	(412)	66
Foreign currency translation differences	(443)	8	46
Tax effect	(664)	(632)	514
Ending balance	6,248	4,352	1,910
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,502	1,479	1,402
Gross revaluation	(141)	89	85
Net (gains) / losses transferred to income statement	(106)	(97)	(80)
Foreign currency translation differences	(111)	27	71
Tax effect	54	3	1
Ending balance	1,197	1,502	1,479
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	5,873	3,435	4,899
Gross revaluation	5,607	6,705	(3,397)
Shadow accounting adjustment	(2,738)	(3,142)	1,304
Net (gains) / losses transferred to income statement	(94)	(509)	(14)
Net (gains) / losses transferred to retained earnings		(32)
Foreign currency translation differences	(556)	37	119
Tax effect	(612)	(621)	522
Other			1
Ending balance	7,480	5,873	3,435
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	19	46	68
Gross revaluation	20	(4)	(32)
Net (gains) / losses transferred to retained earnings		(32)
Foreign currency translation differences	(2)	1	2
Tax effect	(2)	8	7
Ending balance	€ 35	€ 19	€ 46